Basis of Presentation - Summary of Quantitative Information for Financial Instruments (Detail) - Interbank Offer Rate Reform [Member] $ in Millions	Jul. 31, 2022 CAD ($)
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets	$ 33,008
Non-derivative liabilities	4,595
Derivative notional amounts	1,399,004
Authorized and committed loan commitments	$ 26,298